Statements of Changes in Equity (Deficit) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings (Deficit) [Member]	Total Equity (Deficit) [Member]
Balance at Dec. 31, 2016			$ 14,220	$ (323,292)	$ (309,072)
Capital contribution	136,494				136,494
Income (Loss) for the year				(239,197)	(239,197)
Foreign currency translation gain (loss)			(28,214)		(28,214)
Balance at Dec. 31, 2017	136,494		(13,994)	(562,489)	(439,989)
Balance at Dec. 31, 2017	136,494		(13,994)	(562,489)	(439,989)
Capital contribution	188,616				188,616
Waiver of shareholders' loan		199,040			199,040
Income (Loss) for the year				(65,564)	(65,564)
Foreign currency translation gain (loss)			4,770		4,770
Balance at Dec. 31, 2018	$ 325,110	$ 199,040	$ (9,224)	$ (628,053)	$ (113,127)